COMBINED FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
COMBINED FINANCIAL INFORMATION
Schedule of Balance Sheet

Balance Sheet	As at December 31, 2021
	Granite REIT	Granite GP	Eliminations/ Adjustments	Granite REIT and Granite GP Combined
ASSETS
Non-current assets:
Investment properties	$7,971,158			$7,971,158
Investment in Granite LP (1)	—	38	(38)	—
Other non-current assets	109,010			109,010
	8,080,168	38	(38)	8,080,168

Current assets:
Assets held for sale	64,612			64,612
Other current assets	19,404			19,404
Intercompany receivable (2)	—	21,429	(21,429)	—
Cash and cash equivalents	402,059	454		402,513
Total assets	$8,566,243	21,921	(21,467)	$8,566,697

LIABILITIES AND EQUITY
Non-current liabilities:
Unsecured debt, net	$2,425,089			$2,425,089
Other non-current liabilities	655,699			655,699
	3,080,788			3,080,788

Current liabilities:
Intercompany payable (2)	21,429		(21,429)	—
Other current liabilities	142,492	21,883		164,375
Total liabilities	3,244,709	21,883	(21,429)	3,245,163

Equity:
Stapled unitholders’ equity	5,318,615	38		5,318,653
Non-controlling interests	2,919		(38)	2,881
Total liabilities and equity	$8,566,243	21,921	(21,467)	$8,566,697

(1)	Granite REIT Holdings Limited Partnership (“Granite LP”) is 100% owned by Granite REIT and Granite GP.
(2)	Represents employee and trustee/director compensation related amounts which will be reimbursed by Granite LP.

Balance Sheet	As at December 31, 2020
	Granite REIT	Granite GP	Eliminations/ Adjustments	Granite REIT and Granite GP Combined
ASSETS
Non-current assets:
Investment properties	$5,855,583			$5,855,583
Investment in Granite LP (1)	—	25	(25)	—
Other non-current assets	46,046			46,046
	5,901,629	25	(25)	5,901,629

Current assets:
Other current assets	14,546	17		14,563
Intercompany receivable (2)	—	13,792	(13,792)	—
Cash and cash equivalents	830,455	825		831,280
Total assets	$6,746,630	14,659	(13,817)	$6,747,472

LIABILITIES AND EQUITY
Non-current liabilities:
Unsecured debt, net	$1,928,252			$1,928,252
Other non-current liabilities	523,096			523,096
	2,451,348			2,451,348

Current liabilities:
Unsecured debt, net	249,870			249,870
Intercompany payable (2)	13,792		(13,792)	—
Other current liabilities	109,416	14,634		124,050
Total liabilities	2,824,426	14,634	(13,792)	2,825,268

Equity:
Stapled unitholders’ equity	3,920,044	25		3,920,069
Non-controlling interests	2,160		(25)	2,135
Total liabilities and equity	$6,746,630	14,659	(13,817)	$6,747,472
(1)	Granite LP is 100% owned by Granite REIT and Granite GP.
(2)	Represents employee and trustee/director compensation related amounts which will be reimbursed by Granite LP.

Schedule of Income Statement

Income Statement	Year Ended December 31, 2021
	Granite REIT	Granite GP	Eliminations/ Adjustments	Granite REIT and Granite GP Combined
Revenue	$393,488			$393,488

General and administrative expenses	38,400			38,400
Interest expense and other financing costs	47,226			47,226
Other costs and expenses, net	53,913			53,913
Share of (income) loss of Granite LP	—	(13)	13	—
Fair value gains on investment properties, net	(1,298,865)			(1,298,865)
Fair value losses on financial instruments, net	1,214			1,214
Loss on sale of investment properties, net	761			761
Income before income taxes	1,550,839	13	(13)	1,550,839
Income tax expense	240,567			240,567
Net income	1,310,272	13	(13)	1,310,272
Less net income attributable to non-controlling interests	348		(13)	335
Net income attributable to stapled unitholders	$1,309,924	13	—	$1,309,937

Income Statement	Year Ended December 31, 2020
	Granite REIT	Granite GP	Eliminations/ Adjustments	Granite REIT and Granite GP Combined
Revenue	$340,199			$340,199

General and administrative expenses	32,203			32,203
Interest expense and other financing costs	35,839			35,839
Other costs and expenses, net	42,272			42,272
Share of (income) loss of Granite LP	—	(4)	4	—
Fair value gains on investment properties, net	(273,437)			(273,437)
Fair value losses on financial instruments, net	3,402			3,402
Loss on sale of investment properties, net	901			901
Income before income taxes	499,019	4	(4)	499,019
Income tax expense	69,092			69,092
Net income	429,927	4	(4)	429,927
Less net income attributable to non-controlling interests	127		(4)	123
Net income attributable to stapled unitholders	$429,800	4	—	$429,804

Schedule of Statement of Cash Flows

Statement of Cash Flows	Year Ended December 31, 2021
	Granite REIT	Granite GP	Eliminations/ Adjustments	Granite REIT and Granite GP Combined
OPERATING ACTIVITIES

Net income	$1,310,272	13	(13)	$1,310,272
Items not involving operating cash flows	(1,051,650)	(13)	13	(1,051,650)
Changes in working capital balances	(1,045)	(371)		(1,416)
Other operating activities	5,058			5,058
Cash provided by (used in) operating activities	262,635	(371)	—	262,264

INVESTING ACTIVITIES
Property acquisitions	(925,901)			(925,901)
Proceeds from disposals, net	35,428			35,428
Additions to income-producing properties	(28,003)			(28,003)
Additions to properties under development	(71,168)			(71,168)
Construction funds released from escrow	8,341			8,341
Other investing activities	(44,121)			(44,121)
Cash used in investing activities	(1,025,424)	—	—	(1,025,424)

FINANCING ACTIVITIES
Distributions paid	(191,082)			(191,082)
Other financing activities	524,557			524,557
Cash provided by financing activities	333,475	—	—	333,475
Effect of exchange rate changes	918			918
Net decrease in cash and cash equivalents during the year	$(428,396)	(371)	—	$(428,767)

Statement of Cash Flows	Year Ended December 31, 2020
	Granite REIT	Granite GP	Eliminations/ Adjustments	Granite REIT and Granite GP Combined
OPERATING ACTIVITIES

Net income	$429,927	4	(4)	$429,927
Items not involving operating cash flows	(199,581)	(4)	4	(199,581)
Changes in working capital balances	16,108	533		16,641
Other operating activities	2,306			2,306
Cash provided by operating activities	248,760	533	—	249,293

INVESTING ACTIVITIES
Property acquisitions	(1,045,659)			(1,045,659)
Proceeds from disposals, net	42,508			42,508
Additions to income-producing properties	(22,983)			(22,983)
Additions to properties under development	(40,613)			(40,613)
Construction funds released from escrow	8,622			8,622
Other investing activities	(13,669)			(13,669)
Cash used in investing activities	(1,071,794)	—	—	(1,071,794)

FINANCING ACTIVITIES
Distributions paid	(163,064)			(163,064)
Other financing activities	1,521,261			1,521,261
Cash provided by financing activities	1,358,197	—	—	1,358,197
Effect of exchange rate changes	(3,093)			(3,093)
Net increase in cash and cash equivalents during the year	$532,070	533	—	$532,603